Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The composition of the long-term debt follows:

	June 30, 2020	December 31, 2019
Oak Street Funding LLC Term Loan for the acquisition of EBS and USBA, net of deferred financing costs of $17,935 and $19,044 as of June 30, 2020 and December 31, 2019, respectively	$570,157	$595,797
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, net of deferred financing costs of $22,098 and $22,737 as of June 30, 2020 and December 31, 2019, respectively	921,038	963,174
Oak Street Funding LLC Term Loan for the acquisition of SWMT, net of deferred financing costs of $15,243 and $16,685 as of June 30, 2020 and December 31, 2019, respectively	1,024,472	1,066,815
Oak Street Funding LLC Term Loan for the acquisition of FIS, net of deferred financing costs of $51,385 and $54,293 as of June 30, 2020 and December 31, 2019, respectively	2,577,670	2,593,707
Oak Street Funding LLC Term Loan for the acquisition of ABC, net of deferred financing costs of $60,623 and $65,968 as of June 30, 2020 and December 31, 2019, respectively	4,067,377	4,062,032
	9,160,714	9,281,525
Less: current portion	(963,450)	(1,010,570)
Long-term debt	$8,197,264	$8,270,955

The composition of the long-term debt follows:

	December 31, 2019	December 31, 2018
Oak Street Funding LLC Term Loan for the acquisition of EBS and USBA, net of deferred financing costs of $19,044 and $21,263 as of December 31, 2019 and 2018, respectively	$595,797	$711,974
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, net of deferred financing costs of $22,737 and $25,293 as of December 31, 2019 and 2018, respectively	963,174	999,707
Oak Street Funding LLC Term Loan for the acquisition of SWMT, net of deferred financing costs of $16,685 as of December 31, 2019	1,066,815	-
Oak Street Funding LLC Term Loan for the acquisition of FIS, net of deferred financing costs of $54,293 as of December 31, 2019	2,593,707	-
Oak Street Funding LLC Term Loan for the acquisition of ABC, net of deferred financing costs of $65,968 as of December 31, 2019	4,062,032	-
	9,281,525	1,711,681
Less: current portion	(1,010,570)	(90,580)
Long-term debt	$8,270,955	$1,621,101

Schedule of Cumulative Maturities of Long-Term Obligations

Aggregated cumulative maturities of long-term obligations (including the Term Loan and the Facility), excluding deferred financing costs, as of June 30, 2020 are:

Period ending June 30,	Maturities of Long-Term Debt
2020 (remaining six months)	$474,495
2021	963,450
2022	963,450
2023	963,450
2024	963,450
Thereafter	4,832,419
Total	$9,160,714

Aggregated cumulative maturities of long-term obligations (including the Term Loan and the Facility), excluding deferred financing costs, as of December 31, 2019 are:

Years ending December 31,	Maturities of Long-Term Debt
2020	$1,010,570
2021	1,010,570
2022	1,010,570
2023	1,010,570
2024	1,010,570
Thereafter	4,228,674
Total	$9,281,525

Schedule of Long-Term Loans Payable
June 30, 2020
PPP Loan as of June 30, 2020	$508,700
Less: current portion	(129,359)
Long-term loans payable	$379,341